CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Millions	Total Equity Attributable to Owners of Parent	Issued Capital	Share Premium	Retained Earnings	Other Components of Equity	Treasury Shares	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2019	€ 30,746	€ 1,229	€ 545	€ 28,783	€ 1,770	€ (1,580)	€ 76	€ 30,822
Profit after tax	5,145			5,145			138	5,283
Other comprehensive income	(2,752)			30	(2,782)			(2,752)
Comprehensive income	2,393			5,175	(2,782)		138	2,531
Share-based payments	1		1					1
Dividends	(1,864)			(1,864)			(2)	(1,866)
Purchase of treasury shares	(1,492)					(1,492)		(1,492)
Changes in non-controlling interests	(64)			(64)				(64)
Other changes	(4)			(4)			0	(5)
Equity at end of period at Dec. 31, 2020	29,716	1,229	545	32,026	(1,012)	(3,072)	211	29,927
Profit after tax	5,256			5,256			121	5,376
Other comprehensive income	2,802			34	2,768		51	2,853
Comprehensive income	8,058			5,290	2,768		172	8,230
Share-based payments	1,373		1,373				311	1,684
Dividends	(2,182)			(2,182)			(88)	(2,271)
Transactions with non-controlling interests	(1,933)			(1,933)			(2,050)	(3,983)
Other changes	(44)			(44)			14	(30)
Equity at end of period at Dec. 31, 2021	38,853	1,229	1,918	37,022	1,757	(3,072)	2,670	41,523
Profit after tax	2,284			2,284			(576)	1,708
Other comprehensive income	2,100			56	2,044		180	2,280
Comprehensive income	4,385			2,340	2,044		(396)	3,988
Share-based payments	1,163		1,163				325	1,488
Dividends	(2,865)			(2,865)			(29)	(2,895)
Purchase of treasury shares	(1,500)					(1,500)		(1,500)
Reissuance of treasury shares under share-based payments	230					230		230
Changes in non-controlling interests	(92)			(92)			90	(3)
Other changes	13			13			2	15
Equity at end of period at Dec. 31, 2022	€ 40,186	€ 1,229	€ 3,081	€ 36,418	€ 3,801	€ (4,341)	€ 2,662	€ 42,848